BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Jun. 30, 2021	Jan. 04, 2021	Dec. 31, 2020
Shareholders' Equity:
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Class A Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	479,000,000	479,000,000	479,000,000
Ordinary shares, shares issued (in shares)	1,409,612	0	0
Ordinary shares, shares outstanding (in shares)	1,409,612	0	0
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500	0
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500	0
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Equity:
Ordinary shares, par value (in dollars per share)		$ 0.0001
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Ordinary shares subject to forfeiture (in shares)		487,500
Class B Ordinary Shares [Member] | Sponsor [Member] | Maximum [Member]
Shareholders' Equity:
Ordinary shares subject to forfeiture (in shares)		487,500